Note 7 - Long-term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower		December 31, 2020	December 31, 2021
Kamsarmax One Shipping Ltd.	(a)	9,597,000	-
Ultra One Shipping Ltd.	(b)	13,120,000	-
Kamsarmax Two Shipping Ltd.	(c)	14,550,000	13,250,000
Light Shipping Ltd. / Areti Shipping Ltd. / Pantelis Shipping Corp.	(d)	10,800,000	-
Eirini Shipping Ltd.	(e)	3,300,000	-
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd.	(f)	-	25,200,000
Eirini Shipping Ltd.	(g)	-	4,370,000
Light Shipping Ltd. / Good Heart Shipping Ltd.	(h)	-	20,900,000
Blessed Luck Shipowners Ltd.	(i)	-	7,250,000
Areti Shipping Ltd. / Pantelis Shipping Corp.	(j)	-	8,400,000
		51,367,000	79,370,000
Less: Current portion		(14,013,835)	(14,140,000)
Long-term portion		37,353,165	65,230,000
Deferred charges, current portion		220,081	190,280
Deferred charges, long-term portion		35,081	527,053
Long-term bank loans, current portion net of deferred charges		13,793,754	13,949,720
Long-term bank loans, long-term portion net of deferred charges		37,318,084	64,702,947

Schedule of Maturities of Long-term Debt [Table Text Block]
To December 31:
2022	14,140,000
2023	20,990,000
2024	12,990,000
2025	3,590,000
2026	3,610,000
Thereafter	24,050,000
Total	79,370,000